LEASE	12 Months Ended
Sep. 30, 2024
LEASE
LEASE

NOTE 9 — LEASE

The Company primarily has operating leases for administrative offices, through third-parties. A summary of supplemental balance sheet information related to operating leases as of September 30, 2024 and 2023 was as follows:

	2024		2023
Operating lease right-of-use assets	$13,122		$54,356

Operating lease liabilities, current	13,122		41,650
Operating lease liabilities, non-current	—		12,706

Total operating lease liabilities	$13,122		$54,356

Weighted average remaining lease term	4.7	months	15	months

Weighted average discount rate	4.3%		4.3%

A summary of lease expenses recognized in the consolidated statements of operations as of September 30, 2024 and 2023 and supplemental cash flow information related to operating leases for the years ended September 30, 2024 and 2023 were as follows:

	2024	2023
Operating lease expenses – third party	43,691	$41,908
Short-term lease	—	$1,629

Cash paid for operating leases	43,691	$41,744

Right-of-use assets obtained in exchange for operating new lease liabilities	—	$94,687

Minimum future lease payments under non-cancellable operating leases described above as of September 30, 2024 were as follows:

For year ended September 30, 2025	$13,256
Total	13,256

Less: present value discount	(134)

Total operating lease liabilities	$13,122